RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Total Past Due		$ 55,446		$ 76,058
Total Receivables	11,377,132	10,854,596	10,144,982	9,493,222
Retail
Financing receivable, recorded investment
31-60 Days Past Due	15,761	20,617
61-90 Days Past Due B	4,770	5,298
Greater Than 90 Days	19,634	22,123		31,473
Total Past Due	40,165	48,038		63,645
Current	7,407,023	7,315,346		6,194,644
Total Receivables	7,447,188	7,363,384	6,364,455	6,258,289
Recorded Investment > 90 Days and Accruing	3,621	3,259		3,334
Retail | United States
Financing receivable, recorded investment
31-60 Days Past Due	12,927	18,676
61-90 Days Past Due B	4,360	4,972
Greater Than 90 Days	19,566	21,736		30,720
Total Past Due	36,853	45,384		58,367
Current	6,135,927	6,047,807		5,162,963
Total Receivables	6,172,780	6,093,191		5,221,330
Recorded Investment > 90 Days and Accruing	3,583	2,994		3,257
Retail | Canada
Financing receivable, recorded investment
31-60 Days Past Due	2,834	1,941
61-90 Days Past Due B	410	326
Greater Than 90 Days	68	387		753
Total Past Due	3,312	2,654		5,278
Current	1,271,096	1,267,539		1,031,681
Total Receivables	1,274,408	1,270,193		1,036,959
Recorded Investment > 90 Days and Accruing	38	265		77
Wholesale
Financing receivable, recorded investment
31-60 Days Past Due	1,197	798
61-90 Days Past Due B	284	39
Greater Than 90 Days	668	1,363		1,105
Total Past Due	2,149	2,200		4,375
Current	3,694,831	3,262,973		2,967,741
Total Receivables	3,696,980	3,265,173	3,505,385	2,972,116
Recorded Investment > 90 Days and Accruing	221	443		418
Wholesale | United States
Financing receivable, recorded investment
31-60 Days Past Due	1,067	514
61-90 Days Past Due B	239	28
Greater Than 90 Days	381	580		818
Total Past Due	1,687	1,122		4,017
Current	2,802,801	2,512,270		2,266,517
Total Receivables	2,804,488	2,513,392		2,270,534
Recorded Investment > 90 Days and Accruing	146	130		362
Wholesale | Canada
Financing receivable, recorded investment
31-60 Days Past Due	130	284
61-90 Days Past Due B	45	11
Greater Than 90 Days	287	783		287
Total Past Due	462	1,078		358
Current	892,030	750,703		701,224
Total Receivables	892,492	751,781		701,582
Recorded Investment > 90 Days and Accruing	$ 75	$ 313		$ 56